Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Disclosure Discontinued Operations [Abstract]
Impairment loss related to discontinued operations			$ 1,146
Discontinued operations revenue			394	5,598
Tax effect of discontinued operations			0	0
Loss from discontinued operations, net of income taxes	(946)	(200)	(1,034)	(475)
Loss from discontinued operations attributable to noncontrolling interest			$ (55)	$ (304)